Consolidated Statement of Cash Flows (Parenthetical) $ in Millions	3 Months Ended
Sep. 30, 2018 USD ($)
Cash outflow from tax paid to others	$ 45
Oil Sands [Member]
Proceeds from sale of interest	$ 3,307